Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Statutory federal income tax rate	35.00%
Deferred tax assets from net operating losses carryforwards	$ 18,200,000	$ 13,400,000
Deferred tax assets from capital losses carryforwards	1,900,000	1,900,000
Deferred tax assets from federal and state income tax credit carryforwards	10,800,000	9,100,000
Tax credit carryforward beginning expiration year	2012
Operating loss carryforward beginning expiration date	2012
Valuation allowance for deferred income tax assets	19,949,000	19,400,000
Increase (decrease) in valuation allowance for deferred income tax assets	500,000	200,000
Undistributed earnings	79,000,000
Decrease in liability for prior year uncertain tax position	6,300,000
Gross accrued interest and penalties on unrecognized tax benefits	300,000	900,000
Unrecognized income tax benefits that, if recognized, would affect the effective tax rates	2,800,000	8,800,000
Unrecognized income tax benefits that, if recognized, would affect the effective tax rates , interest and penalties	$ 200,000	$ 700,000